Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

In July 2014, we made an initial draw on our Loan Facility in the amount of $744,000, as described in Note 3. The balance of the Loan Facility fluctuates daily due to pay downs based on cash receipts generated from sales and increases from additional draws. As of August 6, 2014, the balance on the Loan Facility was $284,000.